Organization and Basis of Presentation - Summary of Major Subsidiaries, VIE and Subsidiaries of VIE (Detail)	12 Months Ended
Dec. 31, 2020
Schedule Of The Companies Major Subsidaries And Variable Interest Enitities [Line Items]
Place of incorporation/ establishment	E9
Ehfly Technology Limited ("Ehfly") [Member]
Schedule Of The Companies Major Subsidaries And Variable Interest Enitities [Line Items]
Date of incorporation/ establishment	Dec. 05, 2014
Place of incorporation/ establishment	K3
Percentage of direct ownership	100.00%
Principal activities	Product sales investment holding
EHang Intelligent Equipment (Guangzhou) Co., Ltd. ("EHang Intelligent" or the "WFOE") [Member]
Schedule Of The Companies Major Subsidaries And Variable Interest Enitities [Line Items]
Date of incorporation/ establishment	Oct. 15, 2015
Place of incorporation/ establishment	F4
Percentage of direct ownership	100.00%
Principal activities	Research and development, manufacturing and product sales
Xi'an EHang Tianyu Intelligent Technology Co., Ltd. ("EHang Tianyu") [Member]
Schedule Of The Companies Major Subsidaries And Variable Interest Enitities [Line Items]
Date of incorporation/ establishment	Mar. 08, 2018
Place of incorporation/ establishment	F4
Percentage of direct ownership	100.00%
Principal activities	Logistics solutions and related services
Ehang Yunfu [Member]
Schedule Of The Companies Major Subsidaries And Variable Interest Enitities [Line Items]
Date of incorporation/ establishment	Jun. 15, 2020
Place of incorporation/ establishment	F4
Percentage of direct ownership	68.50%
Principal activities	Research and development, manufacturing and product sales
Guangzhou EHang Intelligent Technology Co., Ltd. ("EHang GZ" or the "VIE") [Member]
Schedule Of The Companies Major Subsidaries And Variable Interest Enitities [Line Items]
Date of incorporation/ establishment	Aug. 08, 2014
Place of incorporation/ establishment	F4
Percentage of indirect ownership	100.00%
Principal activities	Research and development, manufacturing and product sales
Guangdong EHang Egret Media Technology Co. Ltd. ("EHang Egret GD") [Member]
Schedule Of The Companies Major Subsidaries And Variable Interest Enitities [Line Items]
Date of incorporation/ establishment	Jul. 06, 2016
Place of incorporation/ establishment	F4
Percentage of indirect ownership	60.00%
Principal activities	Aerial media solutions and related services
Kashi EHang Egret Media Technology Co. Ltd. ("EHang Egret KS") [Member]
Schedule Of The Companies Major Subsidaries And Variable Interest Enitities [Line Items]
Date of incorporation/ establishment	Nov. 03, 2017
Place of incorporation/ establishment	F4
Percentage of indirect ownership	60.00%
Principal activities	Aerial media solutions and related services